Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Amount due		$ 35,568
Claim fees	15,199
Mr. Havenstrite [Member]
Commitments and Contingencies (Details) [Line Items]
Base annual salary	144,000
Mining Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Annual claims fees	$ 165